Expense Example - GEORGE PUTNAM FUND OF BOSTON	Jul. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	849
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	1,632
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,765
Class M Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	489
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	1,981
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,408
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	822
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750